Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - Outstanding Exposures On Issued Foreign Letters Of Credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure	$ 316,916	$ 388,396
Net change on exposures	32,926	(62,629)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(6,179)	(8,851)
Exposure	343,663	316,916
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure	149,753	344,874
Net change on exposures	53,462	(41,247)
Transfer to Stage 1	136,838	20,794
Transfer to Stage 2	(37,319)	(167,024)
Transfer to Stage 3
Foreign exchange adjustments	(3,893)	(7,644)
Exposure	298,841	149,753
Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure	1,308	1,585
Net change on exposures	830	(362)
Transfer to Stage 1	866	491
Transfer to Stage 2	(1,048)	(333)
Transfer to Stage 3
Foreign exchange adjustments	(75)	(73)
Exposure	1,881	1,308
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure	165,538	41,823
Net change on exposures	(20,836)	(21,391)
Transfer to Stage 1	(136,838)	(20,794)
Transfer to Stage 2	37,319	167,024
Transfer to Stage 3
Foreign exchange adjustments	(2,242)	(1,124)
Exposure	42,941	165,538
Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure	317	114
Net change on exposures	(530)	371
Transfer to Stage 1	(866)	(491)
Transfer to Stage 2	1,048	333
Transfer to Stage 3
Foreign exchange adjustments	31	(10)
Exposure		317
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure
Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure